Supplement to the
Fidelity® Founders Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2019.
Tom Williams (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Kelley will transition off the fund, and Mr. Williams will assume sole portfolio manager responsibilities.
FFF-SUSTK-0425-101 1.9911332.101	April 11, 2025
Supplement to the
Fidelity® Founders Fund
June 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2019.
Tom Williams (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Kelley will transition off the fund, and Mr. Williams will assume sole portfolio manager responsibilities.
RFFF-SUSTK-0425-101 1.9911330.101	April 11, 2025